Performance B.4.1. Share-based compensation, additional information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2020	Jan. 31, 2028	Jan. 31, 2027	Jan. 31, 2026
Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Performance share plan 2024 (SAR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance share plan 2024 (SAR) | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, stock appreciation rights, performance conditions percent	60.00%
Share-based payment arrangements, restricted stock units, performance conditions percent	30.00%
Share-based payment arrangements, environmental social and governance, performance conditions percent	10.00%
Measurement period	7 years
Performance Share Plan 2023 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance Share Plan 2023 (Relative TSR) | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, environmental social and governance, performance conditions percent	10.00%
Measurement period	3 years
Operating cash flow after leases performance conditions percent	50.00%
Service revenue performance conditions percent	30.00%
Share-based payment arrangements, relative total shareholder return, performance conditions percent (in percentage)	10.00%
Number of trading days	20 days
Performance Share Plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target share price (in dollars per share)	$ 30.75
Gains (losses) on financial liabilities at fair value through profit or loss		$ (0.6)
Performance Cash Award Plan 2025 (PCA) | Performance Cash Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
STI service revenue target	33.00%
EBITDA target percentage	33.00%
Free cash flow including spectrum target percentage	33.00%
Employee exercise period after vesting	2 years
Financial liabilities and related costs at fair value	$ 4.0
Tranche one | Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			30.00%
Tranche two | Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			30.00%
Tranche three | Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			40.00%
Tranche 2022 | Performance Share Plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at inception (in dollars per share)	$ 33.83
Share price appreciation percent	10.00%
Value determination, trading day average share price period	30 days
Tranche 2023 | Performance Share Plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at inception (in dollars per share)	$ 36.90
Share price appreciation percent	20.00%
Value determination, trading day average share price period	30 days
Cash payments		$ 1.7
Share-Based Payment Arrangement, Tranche One | Performance Cash Award Plan 2025 (PCA) | Performance Cash Award Plan | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						40.00%
Share-Based Payment Arrangement, Tranche Two | Performance Cash Award Plan 2025 (PCA) | Performance Cash Award Plan | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					30.00%
Share-Based Payment Arrangement, Tranche Three | Performance Cash Award Plan 2025 (PCA) | Performance Cash Award Plan | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				30.00%